Statements of Stockholders' Equity (Deficit) - USD ($)	Series A Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Dec. 31, 2017	$ 325		$ 53,522	$ 56,198,126	$ (113,389)	$ (56,331,088)	$ (192,504)
Balance at beginning (in shares) at Dec. 31, 2017	324,778	0.92	53,523,332
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock	$ (20)		$ 400	(380)
Conversion of Series A Convertible Preferred Stock (in shares)	(20,000)		400,000
Conversion of Series B Convertible Preferred Stock			$ 599	(599)
Conversion of Series B Convertible Preferred Stock (in shares)		(0.07)	599,362
Sale of common stock			$ 15,906	1,137,739			1,153,645
Sale of common stock (in shares)			15,906,168
Settlement Agreement			$ 1,000	278,000			279,000
Settlement Agreement (in shares)			1,000,000
Conversion of notes payable			$ 1,750	120,728			122,478
Conversion of notes payable (in shares)			1,749,683
Cash Exercise of Warrants			$ 22,432	2,289,573			2,312,005
Cash Exercise of Warrants (in shares)			22,432,184
Cashless Exercise of Warrants			$ 183	(183)
Cashless Exercise of Warrants (in shares)			182,659
Cashless Exercise of Stock Options			$ 4,028	(4,028)
Cashless Exercise of Stock Options (in shares)			4,027,778
Fair value of stock option				329,193			329,193
Restricted Stock awards and Restricted Stock Units			$ 2,213	452,677			454,890
Restricted Stock awards and Restricted Stock Units (in shares)			2,212,500
Common stock and warrants issued for services			$ 170	43,950			44,120
Common stock and warrants issued for services (in shares)			169,500
Warrant Forfeiture
Net loss						(2,932,462)	(2,932,462)
Balance at ending at Dec. 31, 2018	$ 305		$ 102,203	60,844,796	(113,389)	(59,263,550)	1,570,365
Balance at ending (in shares) at Dec. 31, 2018	304,778	0.85	102,203,166
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Series A Convertible Preferred Stock	$ (305)		$ 6,096	(5,791)
Conversion of Series A Convertible Preferred Stock (in shares)	(304,778)		6,095,569
Cashless Exercise of Warrants			$ 72	(72)
Cashless Exercise of Warrants (in shares)			71,774
Fair value of stock option				422,682			422,682
Restricted Stock awards and Restricted Stock Units			$ 1,000	237,530			238,530
Restricted Stock awards and Restricted Stock Units (in shares)			1,000,000
Common stock issued for services			$ 1,173	137,269			138,442
Common stock issued for services (in shares)			1,172,730
Common stock issued in relation to Bridge Financing			$ 1,000	69,100			70,100
Common stock issued in relation to Bridge Financing (in shares)			1,000,000
Net loss						(2,507,799)	(2,507,799)
Balance at ending at Dec. 31, 2019			$ 111,544	$ 61,705,514	$ (113,389)	$ (61,771,349)	$ (67,680)
Balance at ending (in shares) at Dec. 31, 2019		0.85	111,543,239